Shareholder Report, Average Annual Return (Details) 197236_Pacer US Cash Cows 100 ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	113 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer US Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Cash Cows 100 ETF NAV
Average Annual Return, Percent	24.95%	10.78%	12.76%
Pacer US Cash Cows 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Cash Cows 100 Index
Average Annual Return, Percent	25.64%	11.39%	13.28%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	31.17%	12.65%	14.64%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	29.25%	10.29%	10.48%